Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020
Accounting Policies [Abstract]
Oil, natural gas and NGL sales	$ 8,906	$ 6,919
Joint interest accounts receivable	514	1,022
Realized derivative receivable	1,101	2,187
Other accounts receivable	5	0
Total accounts receivable	$ 10,526	$ 10,128